SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member]	9 Months Ended
Sep. 30, 2016 $ / shares shares
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance | shares	2,234,690
Number of Restricted Shares, Granted | shares	3,064,512
Number of Restricted Shares, Vested | shares	(321,531)
Number of Restricted Shares, Forfeited | shares	(117,315)
Number of Restricted Shares, Unvested Ending Balance | shares	4,860,356
Weighted-Average Grant Date Fair Value, Unvested Beginning Balance | $ / shares	$ 8.80
Weighted-Average Grant Date Fair Value, Granted | $ / shares	5.76
Weighted-Average Grant Date Fair Value, Vested | $ / shares	8.56
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	7.28
Weighted-Average Grant Date Fair Value, Unvested Ending Balance | $ / shares	$ 6.93
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance | shares	28,531,215
Number of Restricted Shares, Vested | shares	(18,692,234)
Number of Restricted Shares, Forfeited | shares	(3,027,736)
Number of Restricted Shares, Unvested Ending Balance | shares	6,811,245
Weighted-Average Grant Date Fair Value, Unvested Beginning Balance | $ / shares	$ 0.17
Weighted-Average Grant Date Fair Value, Vested | $ / shares	0.18
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	0.22
Weighted-Average Grant Date Fair Value, Unvested Ending Balance | $ / shares	$ 0.12